Commitments and Contingencies (Details) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	May 09, 2020	Jun. 24, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies (Textual)
Description of Commitments agreement				REQ has completed its engagement with the Company and the Company owed $17,500 to REQ, which has since been paid.
Agreement term	6 months
License fee agreement description			The Company will also pay quarterly network transaction fees on all transactions (other than transactions for fiat), that are conducted by a Coro network user. If such quarterly network transaction fees equal less than $5,000, the Company will pay Swirlds $5,000 for that quarter.		We entered into a software license agreement with Swirlds to license Hashgraph for the CORO platform. The Company is obligated to pay a first year licensing fee of $225,000 which will be due to prior to launch of the CORO product and a fee for additional nodes at $15,000 per node. In addition the Company is required to pay a 10% transaction fee for account holders on the Swirlds Customer Network. The agreement automatically renews for an additional one year and the fees may not increase more than 1%.
Engagement agreement, description	The Company entered into an engagement agreement with Aegis Capital Corp. (“Aegis”), pursuant to which we engaged Aegis to act as lead underwriter in connection with a proposed public offering of common stock by the Company. In the event the contemplated offering is completed, the agreement contemplates, that (subject to execution of an underwriting agreement for the offering) Aegis will be entitled to a 8% underwriting discount, a 1% non-accountable expense allowance, reimbursement of certain expenses, and warrants to purchase 8% of the number of shares of common stock sold in the offering.	Under the program, independent directors will be entitled to a quarterly cash fee of $7,500 and 7,500 shares of common stock on a quarterly basis (each due and payable quarterly in arrears).
Deferred offering costs			$ 119,025
Legal fees			85,000
Underwrite due diligence fees			$ 25,000
Expired date			Sep. 09, 2019
Exchange listing fees			$ 9,025
Swirlds Agreement [Member]
Commitments and Contingencies (Textual)
License fee agreement description			We entered into a software license agreement with Swirlds to license Hashgraph for the Coro platform, and on June 23, 2020, the agreement was amended and restated (as amended, the "Swirlds Agreement"). Pursuant to the Swirlds Agreement, the Company extended its license from Swirlds of Hashgraph technology for use in the Company's Coro payment platform. The term and fees of such license will be as set forth in any applicable order form. In connection with the Swirlds Agreement, the Company and Swirlds executed an order form (the "Order Form"), which amends, restates and supersedes the order form between the Company and Swirlds dated December 13, 2018, whereby the Company will license 15 nodes from Swirlds, at a license fee of $15,000 per node, for a term of one (1) year, for a license fee of $225,000. Pursuant to the Order Form, the license of the nodes will automatically renew for additional one (1) year terms unless and until either party terminates the Swirlds Agreement or provides notice of non-renewal of the license then in effect. Should the license for any of the foregoing 15 nodes renew for any additional year, the license fee per node will drop to $3,000 per node per year.